INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	$ 49,860	$ 25,925
Deferred tax recognized	0
Royalty, stream and other interests
Deductible temporary differences for which deferred income tax assets have not been recognized
Deferred tax liabilities	6,100	1,700
Total	3,058	3,271
Financing costs
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	168	352
Non-capital losses
Deductible temporary differences for which deferred income tax assets have not been recognized
Gross deferred tax assets	7,100	2,800
Total	$ 46,634	$ 22,302